Fair Value Measurements - Reconciliations of assets (Details) - 12 months ended Dec. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Fair Value Measurements
Additions	¥ 1,414,200	$ 216,736
Net unrealized fair value	88,928	13,629
Foreign currency translation adjustments	(114,212)	(17,504)
Balance at December 31, 2020	¥ 1,388,916	$ 212,861